                              BRIDGEWAY FUNDS, INC.

                           Aggressive Investors 1 Fund
                           Aggressive Investors 2 Fund
                            Ultra-Small Company Fund
                         Ultra-Small Company Market Fund
                             Micro-Cap Limited Fund
                              Small-Cap Growth Fund
                              Small-Cap Value Fund
                              Large-Cap Growth Fund
                              Large-Cap Value Fund
                             Blue Chip 35 Index Fund
                                  Balanced Fund

                      Supplement Dated May 31, 2005 to the
                        Prospectus Dated October 28, 2004

Aggressive Investors 1 Fund

     Footnote  3 to  the  Aggressive  Investors  1 Fee  Table  appearing  in the
Prospectus  under the heading  "Aggressive  Investors 1 Fund" is replaced in its entirety with the following:

     3.   The Adviser is contractually  obligated by the Management Agreement to reimburse expenses, if necessary, to ensure net expenses do not exceed
          1.80%.

Aggressive Investors 2 Fund

     Footnote 3 to the  Aggressive  Investors 2 Fund Fee Table  appearing in the
Prospectus  under the heading  "Aggressive  Investors 2 Fund" is replaced in its entirety with the following:

     3.   The Adviser is contractually  obligated by the Management Agreement to reimburse expenses,  if necessary,  to ensure that net expenses do not exceed 1.75%.

Ultra-Small Company Market Fund

     The second  sentence of footnote 2 to the  Ultra-Small  Company Market Fund
Fee Table  appearing in the Prospectus  under the heading  "Ultra-Small  Company
Market Fund" is replaced in its entirety with the following:

     Separately,  a 2% redemption  fee will be charged for shares held less than six  months,  except  that  such  redemption  fee  will not be  charged  to investors holding shares in certain omnibus or other institutional accounts or in certain tax exempt retirement or savings plans.

     The third  sentence  of the first  paragraph  appearing  under the  heading
"Ultra-Small Company Market Fund - Ultra-Small Company Market Redemption Fee" is
replaced in its entirety with the following:

     Shareholders who redeem within six months of a purchase will  automatically incur a 2%  redemption  fee,  except that such  redemption  fee will not be
     charged  to  investors   holding   shares  in  certain   omnibus  or  other
     institutional  accounts  or in  certain  tax exempt  retirement  or savings plans.

     Effective June 1, 2005, the status of the  Ultra-Small  Company Market Fund will  change  from a fund that is  "Closed to New  Investors"  to a fund that is
"Open to All  Investors."  Although  existing  shareholders  have  been  able to purchase  additional shares of the Ultra-Small  Company Market Fund, this change will now permit new investors to purchase shares of the Fund.  Accordingly,  the
Prospectus is supplemented as follows:

o    The reference to "(Closed to New  Investors)" on the cover page and page 17 of the Prospectus under the name of the Fund are deleted.

o    The first sentence of the paragraph entitled "Who Should Invest" on page 18 of the Prospectus is deleted in its entirety.

Micro-Cap Limited Fund

     Effective April 1, 2005, the status of Micro-Cap  Limited Fund changed from a closed fund to a fund that is closed to new investors.  That change will allow current  shareholders  and certain  other  investors,  such as  participants  in employee  benefit plans or  retirement  plans,  to purchase  shares of Micro-Cap
Limited Fund. See the  discussion in the statement of additional  information of
Bridgeway  Funds under the heading  "Closed  Fund Status  Definitions"  for more information  on funds closed to new  investors.  Accordingly,  the Prospectus is supplemented as follows:

o    The cover page of the Prospectus,  and the heading "Micro-Cap Limited Fund"
     on page 22 of the  Prospectus,  are  revised  to  indicate  that  Micro-Cap
     Limited Fund is closed to new investors.

o    The third sentence in the paragraph  appearing under the heading "Micro-Cap
     Limited Fund - Fund Closing Commitment" is deleted in its entirety.

o    The first  sentence  of the third  paragraph  appearing  under the  heading
     "Micro-Cap  Limited  Fund -  Principal  Risk  Factors"  is  deleted  in its entirety.

     The second and third sentences of the first  paragraph  appearing under the heading  "The  Micro-Cap  Limited  Fund -  Principal  Investment  Strategy"  are
replaced in their entirety with the following:

          "Micro-cap"  companies are those with a market capitalization the size of the second and third  smallest  10% of those listed on the New York
          Stock Exchange,  although a majority of stocks in this Fund are listed on the NASDAQ rather than the New York Stock Exchange.  As of December
          31,  2004,  this group  included  stocks with a market  capitalization between $284 million and $864 million.

     Footnote  3 to the  Micro-Cap  Limited  Fund  Fee  Table  appearing  in the
Prospectus  under  the  heading  "Micro-Cap  Limited  Fund" is  replaced  in its entirety with the following:

     3.   The Adviser is contractually  obligated by the Management Agreement to reimburse expenses, if necessary,  to ensure net expense do not exceed
          1.85%.

All Funds

     The  paragraph  under  the  section  entitled  "Redemption  of  Very  Small
Accounts"  on page 58 of the  Prospectus  is replaced in its  entirety  with the following:

     In order to reduce Fund  expenses,  the Board of Directors is authorized to cause the redemption of all the shares of any shareholder whose account has declined  to a value of less  than  $1,000  as a result  of a  transfer  or redemption.  For accounts with Bridgeway Funds that are valued at less than
     $1,000,  the Fund or its representative may give shareholders 60 days prior written  notice  in which  to  purchase  sufficient  shares  to avoid  such redemption.

                 This information supplements the Prospectus of
                 Bridgeway Funds, Inc. dated October 28, 2004.
               Please retain this supplement for future reference.

                              BRIDGEWAY FUNDS, INC.

                           Aggressive Investors 1 Fund
                           Aggressive Investors 2 Fund
                            Ultra-Small Company Fund
                         Ultra-Small Company Market Fund
                             Micro-Cap Limited Fund
                              Small-Cap Growth Fund
                              Small-Cap Value Fund
                              Large-Cap Growth Fund
                              Large-Cap Value Fund
                             Blue Chip 35 Index Fund
                                  Balanced Fund

                      Supplement Dated May 31, 2005 to the
       Statement of Additional Information ("SAI") Dated October 28, 2004

Aggressive Investors 1 Fund

     The first  paragraph  under the caption  "Limitations"  for the  Aggressive
Investors 1 Fund  appearing in the SAI in the section  "Investment  Advisory and
Other Services" is replaced in its entirety with the following:

          Fund  expenses for the existing  class of shares (Class N) shall in no case exceed the  maximum  expense  limitation  of 1.80% of the value of its average net assets.

Aggressive Investors 2 Fund

     The list under the caption "Base Advisory Fee" for the Aggressive Investors
2 Fund  appearing  in the SAI in the  section  "Investment  Advisory  and  Other
Services" is replaced in its entirety with the following:

     (1)  0.90% of the  value of the  Fund's  average  daily  net  assets in the calendar quarter up to $250,000,000;

     (2)  0.875% of the next $250,000,000 of such assets;

     (3)  0.85% of the next $500,000,000 of such assets; and

     (4)  0.80% of such assets over $1,000,000,000.

     The  first  sentence  in  the  first   paragraph  under  the  caption  "The
Performance Adjustment Rate" is replaced in its entirety with the following:

          The Performance Adjustment Rate shall vary with the Fund's performance as compared to the  performance  of the Standard & Poor's  Composite  Stock
     Price Index as  published  after the close of the market on the last day of the Performance  Period  (hereinafter  "Index" or "S&P 500 Index") with the dividends reinvested and will range from -0.30% to +0.30%.

     The first  paragraph  under the caption  "Limitations"  for the  Aggressive
Investors 2 Fund  appearing in the SAI in the section  "Investment  Advisory and
Other Services" is replaced in its entirety with the following:

          Fund  expenses for the existing  class of shares (Class N) shall in no case exceed the  maximum  expense  limitation  of 1.75% of the value of its average net assets.

Ultra-Small Company Market Fund

     Effective June 1, 2005, the status of the  Ultra-Small  Company Market Fund will  change  from a fund that is  "Closed to New  Investors"  to a fund that is
"Open to All  Investors."  Although  existing  shareholders  have  been  able to purchase  additional shares of the Ultra-Small  Company Market Fund, this change will now permit new investors to purchase shares of the Fund.  Accordingly,  the
SAI is supplemented as follows:

o    The "Comments"  relating to Ultra-Small Company Market Fund in the table on page 2 under the heading  "History of Bridgeway Funds" are deleted in their entirety.

o    The name of the Fund in the table on page 13 under the heading  "Allocation of Investment  Decisions" should read "Ultra-Small  Company Market" instead of "Ultra-Small Company Market*."

Micro-Cap Limited Fund

          Effective April 1, 2005, the status of Micro-Cap  Limited Fund changed from a closed fund to a fund that is closed to new investors.  Accordingly, the  Comments  relating to  Micro-Cap  Limited Fund in the table set out on page 2 under the heading "History of Bridgeway Funds" are replaced in their entirety with the following:

          Closed to New Investors - See Section "Closed Funds."

     The first  paragraph to the  "Limitations"  description  for the  Micro-Cap
Limited Fund appearing in the SAI in the section "Investment  Advisory and Other
Services" is replaced in its entirety with the following:

          Fund  expenses for the existing  class of shares (Class N) shall in no case exceed the  maximum  expense  limitation  of 1.85% of the value of its average net assets.

Commodity Exchange Act

     A new paragraph is inserted at the end of the section entitled  "Investment
Policies and  Restrictions"  and appears under the caption  "Commodity  Exchange
Act" and reads as follows:

          Bridgeway  Funds has filed a notice of eligibility  for exclusion from the definition of the term  "commodity  pool  operator" in accordance  with
     Rule 4.5 under the Commodity  Exchange Act ("CEA") and,  therefore,  is not subject to  registration  or regulation as a commodity  pool operator under the CEA.

                     This information supplements the SAI of
                 Bridgeway Funds, Inc. dated October 28, 2004.
              Please retain this supplement for future reference.